Schedule of Investments (unaudited)
July 31, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 9.5%
Diversified Telecommunication Services — 1.1%
AT&T Inc.	97,000	$2,658,770
Deutsche Telekom AG, Registered Shares	71,211	2,554,048 (a)
Total Diversified Telecommunication Services		5,212,818
Entertainment — 1.7%
Electronic Arts Inc.	10,400	1,585,896
Netflix Inc.	5,542	6,425,395 *
Total Entertainment		8,011,291
Interactive Media & Services — 5.9%
Alphabet Inc., Class A Shares	42,190	8,096,260
Alphabet Inc., Class C Shares	35,488	6,844,216
Match Group Inc.	24,265	831,561
Meta Platforms Inc., Class A Shares	16,497	12,759,440
Total Interactive Media & Services		28,531,477
Media — 0.8%
Comcast Corp., Class A Shares	52,130	1,732,280
Fox Corp., Class A Shares	36,285	2,023,251
Total Media		3,755,531

Total Communication Services		45,511,117
Consumer Discretionary — 10.8%
Automobiles — 2.2%
General Motors Co.	59,643	3,181,357
Mercedes-Benz Group AG	46,861	2,653,283 (a)
Subaru Corp.	85,000	1,563,645 (a)
Tesla Inc.	10,484	3,231,903 *
Total Automobiles		10,630,188
Broadline Retail — 3.2%
Amazon.com Inc.	58,623	13,724,231 *
eBay Inc.	16,500	1,513,875
Total Broadline Retail		15,238,106
Hotels, Restaurants & Leisure — 0.5%
Booking Holdings Inc.	420	2,311,705
Household Durables — 0.7%
Sony Group Corp.	150,400	3,617,619 (a)
Specialty Retail — 2.4%
AutoZone Inc.	600	2,261,028 *
Best Buy Co. Inc.	15,351	998,736
Gap Inc.	60,516	1,177,641
Home Depot Inc.	7,600	2,793,076
Kingfisher PLC	370,657	1,317,984 (a)
TJX Cos. Inc.	22,305	2,777,642
Total Specialty Retail		11,326,107
Textiles, Apparel & Luxury Goods — 1.8%
Asics Corp.	100,500	2,362,684 (a)
Crocs Inc.	13,131	1,309,555 *
Hermes International SCA	500	1,222,745 (a)
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Pandora A/S	12,200	$2,014,167 (a)
Tapestry Inc.	18,471	1,995,422
Total Textiles, Apparel & Luxury Goods		8,904,573

Total Consumer Discretionary		52,028,298
Consumer Staples — 7.3%
Consumer Staples Distribution & Retail — 3.9%
Costco Wholesale Corp.	4,050	3,805,542
Koninklijke Ahold Delhaize NV	82,915	3,274,848 (a)
Kroger Co.	55,202	3,869,660
Loblaw Cos. Ltd.	8,958	1,448,628
Tesco PLC	262,655	1,475,707 (a)
Walmart Inc.	48,600	4,761,828
Total Consumer Staples Distribution & Retail		18,636,213
Food Products — 1.4%
Ingredion Inc.	12,810	1,685,028
Pilgrim’s Pride Corp.	36,636	1,736,180
WH Group Ltd.	3,179,500	3,183,119 (a)
Total Food Products		6,604,327
Household Products — 0.8%
Procter & Gamble Co.	24,372	3,667,255
Personal Care Products — 0.6%
Unilever PLC	50,349	2,921,273 (a)
Tobacco — 0.6%
Altria Group Inc.	48,711	3,017,159

Total Consumer Staples		34,846,227
Energy — 3.4%
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy Inc.	10,025	2,364,697
ENEOS Holdings Inc.	326,500	1,713,680 (a)
Equinor ASA	112,402	2,887,336 (a)
Imperial Oil Ltd.	28,000	2,334,613
Marathon Petroleum Corp.	14,900	2,535,831
Secure Waste Infrastructure Corp.	144,467	1,578,544
Suncor Energy Inc.	53,059	2,092,721
Valero Energy Corp.	7,649	1,050,284

Total Energy		16,557,706
Financials — 16.2%
Banks — 6.6%
AIB Group PLC	450,498	3,553,824 (a)
Barclays PLC	482,915	2,360,498 (a)
Citigroup Inc.	20,020	1,875,874
HSBC Holdings PLC	153,800	1,873,741 (a)
ING Groep NV	97,572	2,273,959 (a)
JPMorgan Chase & Co.	13,916	4,122,476
NatWest Group PLC	579,058	4,019,579 (a)
Standard Chartered PLC	169,926	3,046,260 (a)
UniCredit SpA	62,257	4,580,487 (a)
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Wells Fargo & Co.	50,841	$4,099,310
Total Banks		31,806,008
Capital Markets — 3.6%
3i Group PLC	48,000	2,622,824 (a)
Bank of New York Mellon Corp.	30,500	3,094,225
Deutsche Bank AG, Registered Shares	122,200	4,024,845 (a)
Onex Corp.	14,832	1,206,599
SEI Investments Co.	23,971	2,112,324
Singapore Exchange Ltd.	118,400	1,451,774 (a)
State Street Corp.	25,132	2,808,501
Total Capital Markets		17,321,092
Financial Services — 5.2%
Berkshire Hathaway Inc., Class B Shares	11,153	5,262,878 *
EXOR NV	35,016	3,374,719 (a)
Fidelity National Information Services Inc.	21,366	1,696,674
Mastercard Inc., Class A Shares	11,255	6,375,620
MGIC Investment Corp.	120,940	3,132,346
PayPal Holdings Inc.	30,963	2,129,016 *
Visa Inc., Class A Shares	8,425	2,910,585
Total Financial Services		24,881,838
Insurance — 0.8%
Dai-ichi Life Holdings Inc.	240,000	1,898,924 (a)
Unum Group	23,302	1,673,316
Total Insurance		3,572,240

Total Financials		77,581,178
Health Care — 10.3%
Biotechnology — 5.2%
AbbVie Inc.	29,275	5,533,560
Amgen Inc.	15,346	4,528,605
Exelixis Inc.	80,572	2,918,318 *
Gilead Sciences Inc.	37,594	4,221,430
Incyte Corp.	18,698	1,400,293 *
Neurocrine Biosciences Inc.	10,719	1,374,497 *
Regeneron Pharmaceuticals Inc.	1,402	764,735
United Therapeutics Corp.	8,564	2,352,531 *
Vertex Pharmaceuticals Inc.	4,065	1,857,177 *
Total Biotechnology		24,951,146
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	18,896	2,384,486
Boston Scientific Corp.	16,004	1,679,140 *
IDEXX Laboratories Inc.	3,500	1,870,085 *
Intuitive Surgical Inc.	3,614	1,738,659 *
Total Health Care Equipment & Supplies		7,672,370
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	49,973	2,164,331
Eli Lilly & Co.	4,356	3,223,745
Johnson & Johnson	10,488	1,727,793
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Novartis AG, Registered Shares	40,635	$4,627,802 (a)
Novo Nordisk A/S, Class B Shares	18,443	857,747 (a)
Roche Holding AG	13,697	4,274,464 (a)
Total Pharmaceuticals		16,875,882

Total Health Care		49,499,398
Industrials — 9.2%
Aerospace & Defense — 3.9%
BAE Systems PLC	105,000	2,505,367 (a)
General Electric Co.	21,536	5,837,979
Howmet Aerospace Inc.	18,661	3,354,688
Lockheed Martin Corp.	5,389	2,268,661
RTX Corp.	28,913	4,555,822
Total Aerospace & Defense		18,522,517
Building Products — 0.2%
Builders FirstSource Inc.	8,000	1,017,040 *
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA	28,000	1,932,415 (a)
Ground Transportation — 0.8%
Uber Technologies Inc.	45,234	3,969,284 *
Industrial Conglomerates — 0.4%
3M Co.	13,933	2,079,082
Machinery — 1.1%
Makita Corp.	31,300	968,990 (a)
Schindler Holding AG	6,885	2,489,863 (a)
Yangzijiang Shipbuilding Holdings Ltd.	911,500	1,787,842 (a)
Total Machinery		5,246,695
Marine Transportation — 0.5%
A.P. Moller - Maersk A/S, Class B Shares	1,084	2,140,642 (a)
Professional Services — 0.9%
Leidos Holdings Inc.	12,863	2,053,578
Wolters Kluwer NV	13,900	2,165,050 (a)
Total Professional Services		4,218,628
Trading Companies & Distributors — 1.0%
AerCap Holdings NV	18,072	1,938,222
Fastenal Co.	35,464	1,635,954
W.W. Grainger Inc.	1,291	1,342,046
Total Trading Companies & Distributors		4,916,222

Total Industrials		44,042,525
Information Technology — 27.2%
Communications Equipment — 1.3%
Cisco Systems Inc.	62,859	4,279,441
Motorola Solutions Inc.	5,034	2,209,825
Total Communications Equipment		6,489,266
IT Services — 0.6%
Twilio Inc., Class A Shares	21,947	2,831,163 *
Semiconductors & Semiconductor Equipment — 10.9%
Applied Materials Inc.	18,700	3,367,122
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
ASML Holding NV	4,000	$2,772,295 (a)
Broadcom Inc.	20,130	5,912,181
KLA Corp.	3,900	3,428,217
Lam Research Corp.	32,000	3,034,880
NVIDIA Corp.	166,189	29,560,037
QUALCOMM Inc.	28,607	4,198,363
Total Semiconductors & Semiconductor Equipment		52,273,095
Software — 10.5%
Adobe Inc.	10,961	3,920,640 *
AppLovin Corp., Class A Shares	4,674	1,826,132 *
Cadence Design Systems Inc.	6,000	2,187,420 *
Check Point Software Technologies Ltd.	12,100	2,253,020 *
DocuSign Inc.	29,051	2,197,418 *
Dropbox Inc., Class A Shares	62,534	1,699,049 *
Fair Isaac Corp.	1,027	1,475,511 *
Fortinet Inc.	26,639	2,661,236 *
Gen Digital Inc.	53,384	1,574,294
Microsoft Corp.	45,146	24,085,391
Palantir Technologies Inc., Class A Shares	40,382	6,394,490 *
Total Software		50,274,601
Technology Hardware, Storage & Peripherals — 3.9%
Apple Inc.	91,335	18,958,406

Total Information Technology		130,826,531
Materials — 2.2%
Metals & Mining — 2.2%
Centerra Gold Inc.	244,755	1,665,733
Dundee Precious Metals Inc.	213,581	3,452,811
Fortescue Ltd.	143,765	1,626,595 (a)
Kinross Gold Corp.	153,945	2,463,164
Steel Dynamics Inc.	9,911	1,264,247

Total Materials		10,472,550
Real Estate — 1.2%
Real Estate Management & Development — 0.4%
CK Asset Holdings Ltd.	469,000	2,149,053 (a)
Residential REITs — 0.3%
Equity Residential	22,246	1,405,947
Retail REITs — 0.5%
Simon Property Group Inc.	15,022	2,460,453

Total Real Estate		6,015,453
Utilities — 1.6%
Electric Utilities — 0.4%
Iberdrola SA	105,000	1,845,516 (a)
Gas Utilities — 0.5%
Tokyo Gas Co. Ltd.	69,000	2,310,713 (a)
Multi-Utilities — 0.7%
Atco Ltd., Class I Shares	41,500	1,502,937
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
Centrica PLC		900,000	$1,956,379 (a)
Total Multi-Utilities			3,459,316

Total Utilities			7,615,545
Total Investments before Short-Term Investments (Cost — $329,474,135)			474,996,528
	Rate
Short-Term Investments — 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,828,083)	4.243%	5,828,083	5,828,083 (b)
Total Investments — 100.1% (Cost — $335,302,218)			480,824,611
Liabilities in Excess of Other Assets — (0.1)%			(664,985)
Total Net Assets — 100.0%			$480,159,626

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin Global Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$42,957,069	$2,554,048	—	$45,511,117
Consumer Discretionary	37,276,171	14,752,127	—	52,028,298
Consumer Staples	23,991,280	10,854,947	—	34,846,227
Energy	11,956,690	4,601,016	—	16,557,706
Financials	42,499,744	35,081,434	—	77,581,178
Health Care	39,739,385	9,760,013	—	49,499,398
Industrials	30,052,356	13,990,169	—	44,042,525
Information Technology	128,054,236	2,772,295	—	130,826,531
Materials	8,845,955	1,626,595	—	10,472,550
Real Estate	3,866,400	2,149,053	—	6,015,453
Utilities	1,502,937	6,112,608	—	7,615,545
Total Long-Term Investments	370,742,223	104,254,305	—	474,996,528
Short-Term Investments†	5,828,083	—	—	5,828,083
Total Investments	$376,570,306	$104,254,305	—	$480,824,611

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

Franklin Global Equity Fund 2025 Quarterly Report